Discontinued Operations: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Dietary Supplement Operations [Member]
Schedule Of Disposal Groups Including Discontinued Operations Balance Sheet [Table Text Block]
Assets and liabilities of discontinued dietary supplement operations consisted of the following as of:

$ thousands	September 30, 2015	December 31, 2014
	(Unaudited)
Assets:
Prepaid expenses	$3	$6
Machinery and equipment	24	25
Total assets	$27	$31

Liabilities:
Accounts payable	$328	$412
Accrued expenses	79	121
Total current liabilities	$407	$533

Assets and liabilities of the discontinued dietary supplement operations consisted of the following as of:

	December 31,	December 31,
$ thousands	2014	2013
Assets:
Inventory	$-	$3,473
Prepaid Expenses	6	993
Machinery and Equipment	25	351
Total assets	$31	$4,817

Liabilities:
Accounts Payable	$412	$312
Accrued expenses	121	969
Total liabilities	$533	$1,281

Schedule of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
Results of discontinued operations for the period were:

	For the three months ended		For the nine months ended
$ thousands (unaudited)	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
	Unaudited		Unaudited
Net sales	$-	$297	$-	$2,139
Cost of goods sold	-	508	-	1,291
Gross (deficit) margin	-	(211)	-	848
Operating expenses	10	173	81	1,845
Operating loss from discontinued operations	$(10)	$(384)	$(81)	$(997)

The following represents a summary of the operating results of the Company’s dietary supplement operations for the twelve months ended December 31, 2014, 2013 and 2012.

	2014	2013	2012

Net sales	$2,139	$9,141	$6,188
Cost of goods sold	1,169	5,019	3,270
Gross margin (loss)	970	4,122	2,918
Operating expenses	2,753	10,667	6,371
Operating loss	(1,783)	(6,545)	(3,453)
(Loss) on disposal	(3,609)	-	-
Total discontinued operations	$(5,392)	$(6,545)	$(3,453)

Dissolvable Tobacco [Member]
Schedule Of Disposal Groups Including Discontinued Operations Balance Sheet [Table Text Block]
Assets and liabilities of the discontinued operations consist of the following:

	2014	2013
Current assets:
Accounts receivable, trade	$-	$-
Inventory	-	-
Assets held for sale	-	69
Total assets	-	$69
Current liabilities:
Accounts payable	-	-
Accrued expenses	-	29
Total current liabilities	$-	$29

Schedule of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
The following represents a summary of the Company’s operating results and the loss on the disposition of the smokeless tobacco operations.

	2014	2013	2012

Net sales	$-	$-	$418
Cost of goods sold	-	-	1,358
Gross margin (loss)	-	-	(940)
Operating expenses	-	-	729
Operating loss	-	-	(1,669)
Gain (loss) on disposal	(9)	395	(3,084)
Total discontinued operations	$(9)	$395	$(4,753)